Events After the Reporting Date (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020 CAD ($) $ / shares shares	Jan. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
EventsAfterReportingDateLineItems [Line Items]
Gross proceeds from issuance of common shares				$ 57,811
Non-adjusting Events After Reporting Period [member]
EventsAfterReportingDateLineItems [Line Items]
Number of shares issued		$ 11,346,783
Shares issued price per share | $ / shares		$ 0.49
Gross proceeds from issuance of common shares		$ 5,600
Subscriptions received, shares | shares		1,426,500	1,426,500
Additional number of shares issued | shares		1,640,000	1,640,000
Additional gross proceeds from issuance of common stock		$ 804
Accrued percentage	3.50%
Non-adjusting Events After Reporting Period [member] | Private Placement [Member] | U.S. $ [Member]
EventsAfterReportingDateLineItems [Line Items]
Shares issued price per share | $ / shares			$ 0.37
Gross proceeds from issuance of common shares			$ 4,200